Note 4 - Advances for Vessels Under Construction (Details Textual)		12 Months Ended
	Mar. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 20, 2022 USD ($)	Mar. 18, 2022 USD ($)	Jan. 28, 2022 USD ($)	Jun. 29, 2021 USD ($)
Payments for Vessels Under Construction		$ 111,475,509	$ 50,866,784	$ 7,615,958
Term Sheet With Eurobank Ergasias S.A [Member]
Proceeds from Issuance of Debt	$ 26,000,000
Two Eco Design Fuel Efficient Containerships Signed in 2021 [Member]
Number of Vessels Under Construction								2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity								$ 80,500,000
Vessel Construction Costs								$ 4,400,000
Two Eco Design Fuel Efficient Containerships Signed on January 28, 2022 [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity							$ 88,800,000
Payments Related to Shipyard Installments for Construction of Vessels		21,300,000	12,800,000
M/V “Tender Soul” [Member]
Cash and Leaseback Financing Transaction							27,000,000
M/V “Leonidas” [Member]
Cash and Leaseback Financing Transaction							$ 22,000,000
Three Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction						3
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity						$ 101,600,000
Payments Related to Shipyard Installments for Construction of Vessels		$ 20,300,000	10,200,000
Two Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction					2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity					$ 89,300,000
Payments Related to Shipyard Installments for Construction of Vessels			8,600,000
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction		7
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity		$ 198,000,000
Payments for Vessels Under Construction		$ 85,400,000	$ 59,100,000